Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 11, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:
Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Cash Management Fund, Cash Reserves Fund Institutional, NY Tax Free Money Fund and Tax Free Money Fund Investment (collectively, the “Funds”), each a series of DWS Money Market Trust (the “Trust”); (Reg. Nos. 002-78122 and 811-03495)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 49 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(2) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing.

The Amendment reflects the reorganization of each of Cash Management Fund, Cash Reserves Fund Institutional, NY Tax Free Money Fund and Tax Free Money Fund Investment (each, a “Predecessor Fund”) into a newly created shell series of the Trust (each new series, a “New Fund”), which New Fund is substantially similar in all material respects to its respective Predecessor Fund.  The Predecessor Funds, NY Tax Free Money Fund and Tax Free Money Fund Investment, are each a series of DWS Advisor Funds (Securities Act File No. 033-07404, Investment Company Act File No. 811-04760).  The Predecessor Funds, Cash Management Fund and Cash Reserves Fund Institutional, are each a series of DWS Institutional Funds (Securities Act File No. 033-34079, Investment Company Act File No. 811-06071).

The Board of the Trust, DWS Advisor Funds and DWS Institutional Funds, has approved the proposed reorganizations. The Board of each of the Predecessor Funds has approved an Agreement and Plan of Reorganization under which the Predecessor Fund will be reorganized into its corresponding New Fund.  The reorganizations are intended to have no effect on the way the Predecessor Funds are managed or how their shares are offered.

Each New Fund has the same investment objectives, policies, and operations as its corresponding Predecessor Fund and will offer the same classes of shares.  The prospectuses and statements of additional information for each New Fund are identical to the currently effective prospectuses and statements of additional information of the New Fund’s corresponding Predecessor Fund, except as necessary to note that the New Fund is newly offered and provide updates to the disclosure.

The Amendment has been electronically coded to show changes from the appropriate previously effective registration statement post-effective amendment.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price